Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee, in consultation with management, Compensia, and legal counsel, has adopted the following practices on equity compensation awards:
•Annual awards of equity compensation are made to the executive team, including NEOs, on or about February 1 each year. These awards, through 2025, included stock options and RSUs. In granting the awards, the Compensation Committee determines a dollar value of the awards and the number of shares are then determined by dividing that value by the average closing price per share for the 20 trading days ending on the last trading day immediately preceding the grant date. The Compensation Committee does take material nonpublic information into account when determining the timing and terms of such awards and, if it determines such material nonpublic information was likely to be announced in the near future, would consider postponing the grant of awards to allow the market to adjust to disclosure of such information before determining the amount and terms of awards.
•All awards of equity compensation to non-employee directors are made pursuant to the Director Compensation Policy, which provides that grants of equity are made automatically (i) on the date (or next trading day) of a new director’s appointment or election; and (ii) annually on the date of the Annual Meeting of Stockholders. Because these grants are self-effectuating, the Compensation Committee has no discretion as to when the grants are made.

Award Timing Method
Our Compensation Committee, in consultation with management, Compensia, and legal counsel, has adopted the following practices on equity compensation awards:
•Annual awards of equity compensation are made to the executive team, including NEOs, on or about February 1 each year. These awards, through 2025, included stock options and RSUs. In granting the awards, the Compensation Committee determines a dollar value of the awards and the number of shares are then determined by dividing that value by the average closing price per share for the 20 trading days ending on the last trading day immediately preceding the grant date. The Compensation Committee does take material nonpublic information into account when determining the timing and terms of such awards and, if it determines such material nonpublic information was likely to be announced in the near future, would consider postponing the grant of awards to allow the market to adjust to disclosure of such information before determining the amount and terms of awards.
•All awards of equity compensation to non-employee directors are made pursuant to the Director Compensation Policy, which provides that grants of equity are made automatically (i) on the date (or next trading day) of a new director’s appointment or election; and (ii) annually on the date of the Annual Meeting of Stockholders. Because these grants are self-effectuating, the Compensation Committee has no discretion as to when the grants are made.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Annual awards of equity compensation are made to the executive team, including NEOs, on or about February 1 each year. These awards, through 2025, included stock options and RSUs. In granting the awards, the Compensation Committee determines a dollar value of the awards and the number of shares are then determined by dividing that value by the average closing price per share for the 20 trading days ending on the last trading day immediately preceding the grant date. The Compensation Committee does take material nonpublic information into account when determining the timing and terms of such awards and, if it determines such material nonpublic information was likely to be announced in the near future, would consider postponing the grant of awards to allow the market to adjust to disclosure of such information before determining the amount and terms of awards.
MNPI Disclosure Timed for Compensation Value	false